Allianz Life Insurance Company of North America
Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
Telephone: 763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

April 13, 2017
Securities and Exchange Commission
Insured Investments Office
100 F Street, NE
Washington, DC    20549-46449
Re:	Allianz Life Insurance Company of North America ("Allianz Life – NA")
Initial Registration Statement on Form S-1, File No. 333-215103
Allianz Life Insurance Company of New York
Initial Registration Statement on Form S-1, File No. 333-215104
Allianz Life Variable Account B
Pre-Effective Amendment #1 to Registration Statement on Form N-4
File No. 333-215105
Allianz Life of NY Variable Account C
Pre-Effective Amendment #1 to Registration Statement on Form N-4
File No. 333-215106
Ms. Samuel:
We received written comments from Ms. Skeens on February 8, 2017 with respect to Registrants' above-referenced Initial Registration Statements on Forms S-1 and N-4 filed on December 15, 2016, and verbal comments from you on April 10, 2017. This letter and filing responds to those comments. All page numbers in this letter refer to the courtesy copy of the prospectus sent to Ms. Skeens on December 15, 2016.
Also enclosed with this filing are acceleration requests.
VERBAL COMMENTS RECEIVED APRIL 10, 2017
GENERAL COMMENTS
a.	Please clarify the difference between the Index value and the Index Return.
b.	Please confirm that the Daily Adjustment formulas for the Index Performance Strategy, Index Guard Strategy, and Index Protection NY Strategy have not changed.
c.
For Allianz Index Advantage NF Variable Annuity, please clarify the difference between the Index Protection Strategy and Index Precision Strategy; use of the word "blend" is confusing in this context. Please also add the example we discussed in our April tenth call to both Allianz Index Advantage NF Variable Annuity and Allianz Index Advantage NF New York Variable Annuity.

Response:
a.	We added the following definition to the Glossary.
Index Value – an Index's price at the end of the Business Day on the Index Effective Date and each Index Anniversary.
We also revised the Cover Page to clarify that the Index Return is the "annual percentage change in Index Value from one Index Anniversary to the next" and changed the definition in the Glossary.
b.	Confirmed.
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c.	Revised as requested. The example has been added to the Summary section under "How Do the Index-Linked Crediting Methods Compare?"
PROSPECTUS
1.	Risk Factors – Risk of Investing in Securities.
Please add disclosure about the risks associated with the underlying investments of the Indices.
Response:
Revised as requested.
2.	Purchasing the Contract – Free Look/Right to Examine (Allianz Index Advantage NF Variable Annuity only):
Please simplify the language regarding what an Owner receives if they exercise their Free Look on an IRA Qualified Contract.
Response:
Revised as requested.
PART C of FORM N-4
3.	Indemnification
a.
Please confirm that you have added disclosure about indemnification for liabilities arising under the Securities Act of 1933 to officers and directors for Allianz Life of NY Variable Account C that does already appear in the Part C of Form N-4 for Allianz Life Variable Account B.

b.	In the Signatures section, please either add your Chief Accounting Officer or confirm that these duties are held under another title.
Response:
a.	Confirmed.
b.	These duties are held by our Chief Financial Officer and Treasurer.
WRITTEN COMMENTS RECEIVED FEBRUARY 8, 2017
GENERAL COMMENTS
a.
Please note that certain information required by Form S-1 is missing or to be provided by amendment. Please confirm that all missing information, including exhibits and financial information, required by Form S-1 (including items incorporated into the form from Regulation S-K) will be added in a pre-effective amendment. We may have additional comments after the pre-effective amendment is filed.

b.
Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the benefits and/or features of the contracts or whether the company will be solely responsible for all benefits and features associated with the contracts.

c.	In addition to the Glossary at the front of the prospectus, please confirm that all defined terms are defined the first time they are used in the prospectus. (See Comment 2 below)
d.	Comments on disclosure in one section of the Allianz-NA filing also apply to similar disclosure in other sections of the registration statement.
Responses:
a)	Confirmed.
b)	The company is solely responsible for all benefits and features associated with the contracts.
c)	Confirmed.
d)	Confirmed.
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PROSPECTUS
1.	Cover Page:
a)
In the "Note" relating to contracts issued in Delaware, Washington and Missouri, please add the Index Precision Strategy to the second sentence. This comment also applies to similar disclosure throughout the prospectus.

b)
In the paragraph immediately following the "Note," it appears that the discussion of the Declared Protection Strategy Credit ("DPSC") in the first two sentences has been modified from the language used in previous versions of this contract. Please explain the significance of these wording changes. (That is, do they indicate a substantive change in the method for applying the DPSC?)

c)
In the paragraph immediately following the "Note" (the sentence beginning "The Index Precision Strategy is a blend…."), it states that the Owner receives a positive Performance Credit equal to the Precision Rate "similar to the DPSC." Please clarify here how the Precision Rate is similar to/different from the DPSC. Please also include a cross-reference to the chart at p. 15 of the prospectus comparing the four Crediting Methods ("How Do the Index-Linked Crediting Methods Compare?"). Finally, please disclose whether the Precision Rate can be verified by a third-party source.

d)
The fourth paragraph following the "Note" (beginning "Positive returns for the Index Performance Strategy and the Index Guard Strategy are limited by the Caps….") states that "the Precision Rates will always be greater than the DPSC and less than the Index Performance Strategy Caps." For clarity, please also note this where the Precision Rate is first discussed, above.

e)
In the eighth paragraph following the "Note," the prospectus states that "[t]he content of this prospectus is general information for educational purposes…." In view of the fact that a primary purpose of any prospectus is to offer securities for sale, we suggest revising this sentence accordingly.

Responses:
a)	Revised as requested.
b)	This is not a substantive change. We believe it is a simpler explanation of the product feature.
c)	We revised the prospectus language to read as follows.
Under the Index Precision Strategy you receive a positive Performance Credit equal to the Precision Rate if the Index's current value is equal to or greater than its value from one year ago. This is similar to the DPSC in that a positive Credit is based on Index value (not Index Return) and will be equal to the rate declared at the beginning of the year. Precision Rates will generally be greater than the DPSC, though they will be less than the Index Performance Strategy Caps. If the Index's current value is less than its value from one year ago you receive a negative Performance Credit under the Index Precision Strategy if the negative Index Return is greater than the Buffer, which is similar to negative Performance Credits under the Index Performance Strategy. A negative Performance Credit means that you can lose money. For more information please see "How Do the Index-Linked Crediting Methods Compare?" on page [  ].
The DPSC, Precision Rates and Index values are included on the Index Option Statements we mail to Owners on the Index Effective Date and on each Index Anniversary, and are verifiably by a third-party source.
d)	Revised as requested and as indicated in our response to comment 1.c.
e)	Revised as requested.
2.	Glossary
a)	Variable Account Value: Please define the term "M&E charge" in the Glossary.
Response:
a)	We lower cased the abbreviation "m&e charge," so it is no longer required to appear in the Glossary.
3.	Summary (p. 10):
In the second paragraph, last sentence (beginning, "For newly issued Contracts, we publish any changes…."), please clarify (if true) that seven calendar days' prior notice will be given of all renewal DPSC, Precision Rates, and Caps.
Response:
Revised as requested.
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4.	Summary/What Are the Contract's Charges? (p. 11):
In the second paragraph, please clarify that the M&E charge applies only to amounts allocated to the Variable Options. Please also clarify this in the "Expense" section at p. 44, since that section currently states that the M&E charge applies to the "Investment Options," which is not a defined term in this prospectus.
Response:
Revised as requested.
5.	Summary/What Are the Index-Linked Crediting Methods and How Do They Work? (p. 12):
In the first paragraph, please reference the chart that compares the four Crediting Methods, which appears at p. 15 of the summary. In addition, in the fourth paragraph of this subsection discussing the Index Precision Strategy, please note that the Precision Rate will always be greater than the DPSC and less than the Index Performance Strategy Caps. Finally, please confirm supplementally that all initial and renewal DPSC, Caps, and Precision Rates will be included in an appendix to the prospectus after the first Index Year.
Response:
Revised the first and fourth paragraphs as requested. We confirm that all initial and renewal DPSC, Caps, and Precision Rates will be included in an appendix to the prospectus after the first Index Year.
6.	Summary/When Do You Establish the Values Used to Determine Index-Linked Credits? (pgs. 12-13):
a)
The first two paragraphs of this subsection discuss, respectively, the establishment of Buffers and Floors, and the establishment of Precision Rates and Caps. Please clarify in these two paragraphs, as noted in the second footnote of the chart at p. 15, that Precision Rates, Caps, Buffers and Floors can be different for each Index. Please also clarify (if true) that this refers to each Index selected under each Index Option. This comment also applies to similar disclosure throughout the prospectus.

b)
The third paragraph states that "[t]he minimum DPSC, Precision Rate and Cap is 0.10% for the entire time you own your Contract." Please explain supplementally why the minimum is the same for all three values, given that the Precision Rate will always be greater than the DPSC and less than the Index Performance Cap. (In other words, for example, if the Precision Rate and/or the Cap is set at 0.10%, the DPSC would presumably be less.)

c)
In the third paragraph, the sentence immediately following the sentence quoted above states that "Precision Rates and Caps can be different for different Index Options." As noted in Comment 5.a. above, please clarify (if true) that different Precision Rates and Caps may apply to each Index relating to a given Index Option.

Response:
a)	We added the following disclosure to this section of the prospectus:
Precision Rates, Caps, Buffers and Floors can all be different. For example, Caps for the Index Performance Strategy can be different between the S&P 500® Index and the Nasdaq-100® Index, and Caps for the S&P 500® Index can be different between the Index Performance Strategy and Index Guard Strategy.
b)
We establish minimum values to be effective for a variety of extreme market environments. In some of those extreme environments, affordable rates for Caps, Precision Rates and the DPSC converge to be substantially similar. This can occur when the likelihood of a market loss is extremely small and bonds have low yielding investment income. In this case, all Crediting Methods may have a substantially similar low upside potential. We are revising the prospectus disclosure under "How do the Index-Linked Crediting Methods Compare?" to more accurately reflect this situation as follows:

The Index Precision Strategy performs best in periods of small market movements because the Precision Rates will generally be greater than the DPSC, though they will be less than the Index Performance Strategy Caps. However, in extreme market environments it is possible that all rates will be equal and reduced to the minimum of 0.10%.
c)	Please see our response to comment 6.a.
7.	Summary/How Do the Index-Linked Crediting Methods Compare? (p. 15):
a)
Chart/What is the asset protection?: The descriptions of asset protection for the Index Precision Strategy and the Index Performance Strategy are potentially confusing because they are identical. Please revise to more clearly differentiate the level of asset protection applicable to each of these two Index Options.

b)	Chart/What can change within a crediting method?: In the first sentence for each of the four Index Options, please add "is" or "are" (as applicable) immediately before the word "subject."
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Response:
a)	Revised as requested.
b)	Revised as requested.
8.	Summary/What Are the Different Values Within the Contract? (p. 16):
In the second paragraph (beginning, "During the Index Year…."), please clarify (if true) that an Owner who takes a withdrawal from the Index Protection Strategy Option during the Index Year will not receive the DPSC on the amounts withdrawn. Please also clarify this on the following page in the "Note Regarding Withdrawals During the Index Year," and in the similar "Note" at p. 40 of the prospectus.
Response:
Revised as requested.
9.	Purchasing the Contract/Free Look/Right to Examine Period (p. 32)
The second bullet point of this section states that in the event of cancellation, an Owner would receive "the greater of Purchase Payments less withdrawals, or Contract Value." Please confirm supplementally that no withdrawal charges would apply to any withdrawals under these circumstances. See State Farm Life Insurance Company (pub. avail. Oct. 24, 1997).
Response:
Confirmed.
10.	Variable Options/Financial Adviser Fees (p. 37):
In the first paragraph, the prospectus states that "[w]e treat this fee as a withdrawal." Please clarify, if true, that such withdrawals are subject to withdrawal charges. In addition, please further clarify whether these withdrawals are taken from the Variable Options only, or a combination of the Variable Options and Index Options, and on what basis withdrawals are allocated to such Options (e.g., proportionately). Finally, if these withdrawals are taken from the Index Options (other than the Index Protection Option), please clarify, if true, that such withdrawals are subject to the Daily Adjustment.
Response:
Revised as requested.
11.	Index Options
a)	In the second paragraph at p. 39, please revise the discussion relating to Contracts issued in Delaware, Washington, and Missouri to include a reference to the Index Precision Strategy.
b)
Determining Index Option Value for the Index Protection Strategy (p. 40): In the fourth bullet point, the second sentence (beginning "Although you can specify from which Allocation Option we deduct a partial withdrawal…."), appears to address an issue that is separate from the subject of the first sentence of the same bullet point. For clarity, please move the disclosure in the second sentence to a separate bullet point.

The same comment also applies to the second bullet point in the succeeding subsection at p. 41 ("Determining Index Option Values for the Index Precision Strategy, the Index Performance Strategy, and the Index Guard Strategy").
Responses:
a)	Revised as requested.
b)	Revised as requested.
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12.	Expenses/Mortality and Expense Risk (M&E) Charge (pp. 44-45)
a)
Please revise the first sentence in this subsection (at p. 44) to reflect (if true) that the M&E charge applies only to amounts allocated to the Variable Options. In addition, as the term "Investment Options" is not defined this prospectus, either define it here or replace this term with the term "Variable Options."

b)	In the third paragraph of this subsection at p. 45, please revise the first sentence to insert the word "and" immediately before "certain Contract and distribution expenses."
c)
In the second sentence of the third paragraph (at p. 45), the disclosure states in part that "The M&E charge also compensates us for…the cost of providing certain features under the Contract." Please identify these features. In addition, please explain supplementally the extent to which the M&E charges disadvantage Owners who allocate money to the Variable Options vis a vis those who do not. Finally, please explain why Owners who allocate value to the Variable Options should be required to subsidize benefits available to Owners who do not pay the M&E charge.

Responses:
a)	Revised as requested.
b)	Revised as requested.
c)
The m&e charge is assessed against and deducted from the Variable Options. The charge compensates us for Contract benefits and expenses associated with allocations to the Variable Options. The charge reimburses us for various Contract features and for our expenses attributable to the Variable Options. For example, the m&e charge may be used to pay mortality and expense risks from the Contract's death benefit and our obligations to make Annuity Payments. The m&e charge may also reimburse us for various other Contract expenses, such as distribution and marketing expenses, assuming the expense risk that the current charges are less than future Contract administration costs.

In contrast to the Variable Options, the benefits and expenses of the Index Options are financed by investment earnings on our general account. Amounts allocated to the Index Options are invested in assets held in the general account, and we earn investment income on the assets. A portion of the investment income from those assets is used to compensate us for the Contract benefits associated with allocations to the Index Options.
Regardless of whether money is allocated to the Variable Options or/and Index Options, all allocations provide compensation to us for the benefits provided by the Contract. Thus, all Owners are allocated their appropriate costs, and the Variable Option allocations are not subsidizing the Index Option allocations.
13.	Access to Your Money/Waiver of Withdrawal Charge Benefit (p. 50):
Please clarify whether an Owner may take more than one withdrawal under the stated circumstances.
Response:
Revised as requested
PART C
14.	Item 28. Indemnification (applies only to File No. 333-215104):
Please include the disclaimer language required by Item 512(h)(3) of Regulation S-K under the Securities Act of 1933, as amended.
Response: Revised as requested
15.	Exhibit 23(b) (Opinion of Counsel) (applies only to File Nos. 333-215103 and 333-215104):
Please confirm supplementally that this opinion, when filed, will comply with the guidance set forth in Staff Legal Bulletin No. 19 (CF) (Oct. 14, 2011) ("SLB 19"). Specifically, please confirm that such opinion will note that the contractual interests of a Contract Owner will be "binding obligations of the registrant." See SLB 19, Part II.B.1.e. relating to "Debt Securities and Guarantees."
Response:
Confirmed.
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Manually executed signature pages have been executed prior to the time of this electronic filing and will be retained by the Company for five years.
Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the following address and phone number:
Allianz Life, 5701 Golden Hills Drive, Minneapolis, MN 55416. Telephone: (763)765-2913.
Sincerely,
Allianz Life Variable Account B
Allianz Life of NY Variable Account C

By:      /s/ Stewart D. Gregg
Stewart D. Gregg
 Senior Securities Counsel

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